Earnings Per Share - Summary of Anti-dilutive Equivalent Units Outstanding Excluded from Earnings Per Share Calculation (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share, amount	350,000	651,000	350,000	651,000	343,000	625,000
Common Stock Purchase Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount	279,000	279,000	279,000	279,000	279,000	336,000
Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share, amount	71,000	68,000	71,000	68,000
Convertible Note [Member]
Antidilutive securities excluded from computation of earnings per share, amount		206,000		206,000
Advance from NDX [Member]
Antidilutive securities excluded from computation of earnings per share, amount		98,000		98,000